Basis of accounting, Currency translation rates	6 Months Ended
Jun. 30, 2025
Foreign Exchange Rates [Line Items]
Currency translation rates
Currency translation rates
The

following table

shows the

rates of

the main

currencies used

to translate

the financial

information of

UBS’s
operations with a functional currency other

than the US dollar into US dollars.

Currency translation rates
Closing exchange rate Average rate
1
As of For the quarter ended Year-to-date
30.6.25 31.3.25 31.12.24 30.6.24 30.6.25 31.3.25 30.6.24 30.6.25 30.6.24
1 CHF 1.26 1.13 1.10 1.11 1.23 1.11 1.10 1.17 1.12
1 EUR 1.18 1.08 1.04 1.07 1.15 1.05 1.07 1.10 1.08
1 GBP 1.37 1.29 1.25 1.26 1.35 1.26 1.26 1.31 1.26
100 JPY 0.69 0.67 0.63 0.62 0.70 0.66 0.63 0.68 0.65
1 Monthly income statement items of operations with a functional currency other than the US dollar are translated into US dollars using month-end rates. Disclosed average rates for a quarter represent an average of three month-end rates,

weighted according

to the

income and expense

volumes of

all operations

of the

Group with the

same functional

currency for

each month.

Weighted average

rates for

individual business
divisions may deviate from the weighted average rates for the Group.